Consolidated Statements Of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General and administrative expenses	$ 3,938,049	$ 830,773
Loss from operations	(3,938,049)	(830,773)
Other income:
Interest income earned on marketable securities and cash held in Trust Account	12,494,752	9,622,647
Total other income, net	12,494,752	9,622,647
Net income	$ 8,556,703	$ 8,791,874
Class A redeemable ordinary shares [Member]
Other income:
Basic weighted average shares outstanding	28,750,000	18,825,342
Basic net income per share	$ 0.23	$ 0.34
Diluted weighted average shares outstanding	28,750,000	18,825,342
Diluted net income per share	$ 0.23	$ 0.33
Class A and B non-redeemable ordinary shares [Member]
Other income:
Basic weighted average shares outstanding	7,912,500	7,338,596
Basic net income per share	$ 0.23	$ 0.34
Diluted weighted average shares outstanding	7,912,500	7,428,493
Diluted net income per share	$ 0.23	$ 0.33